Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2023	2024	2025
Current tax
– PRC	$164	$143	$6
– Macau	246	126	176
Deferred tax	(155)	(159)	(20)
	$255	$110	$162

Schedule of Statutory Tax Rate

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2023	2024	2025
Provision for income taxes at statutory tax rate in the PRC	$578	$1,955	$2,824
Tax rate differential on entities not subject to PRC income tax	520	(547)	(1,642)
Additional deduction of research and development expenses	(476)	(273)	(218)
Foreign rate differences, net	724	175	125
Other non-taxable income	(786)	(1,194)	(1,040)
Unrecognized tax benefits	(426)	119	(72)
Other non-deductible expenses	32	24	161
Net change in valuation allowances	90	(49)	19
Prior year true up	(1)	(100)	5
Effective tax	$255	$110	$162

Schedule of Net Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2024	2025
Deferred income tax assets	$419	$335
Deferred income tax liabilities	(476)	(371)
Net deferred income tax liabilities	$(57)	$(36)

Schedule of Components of Net Deferred Income Tax

The components of net deferred income tax are as follows:

	March 31,
	2024	2025
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$81	$99
Provision of employee benefits	1,271	1,413
Depreciation and amortization	(1,182)	(1,100)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(107)	(291)
Others	(39)	(58)
Less: Valuation allowances	(81)	(99)
Net deferred income tax liabilities	$(57)	$(36)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Year ended March 31,
	2023	2024	2025
Balance at the beginning of the year	$1,232	$806	$925
(Decrease) increase related to current year tax positions	(426)	119	(79)
Balance at end of the year	$806	$925	$846